Related Party Transactions	12 Months Ended
Sep. 29, 2012
Related Party Transactions
11.	Related Party Transactions

Management Fee

The Company is charged a management fee by affiliates of Apollo and Graham for the provision of management consulting and advisory services provided throughout the year. The management fee is the greater of $3 or 1.25% of adjusted EBITDA. The management fees are classified in Other operating expenses in the Statement of Operations and the management services agreement with Apollo and Graham terminated upon completion of the initial public offering completed on October 3, 2012.

Total management fees charged by Apollo and Graham were $9, $9, and $8 in fiscal 2012, 2011, and 2010, respectively. The Company paid $8 and $6 to entities affiliated with Apollo and $1 to entities affiliated with Graham for fiscal 2012 and 2011, respectively. In connection with the Rexam SBC acquisition, Berry management and the sponsors received a transaction fee of $5.

Other Related Party Transactions

Certain of our management, stockholders and related parties and its affiliates have independently acquired and held financial debt instruments of the Company. During fiscal 2010 and 2012, interest expense related to this debt includes $8 and $2, respectively.